SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	SUBSEQUENT EVENT On October 31, 2017, CSC Holdings made a voluntary repayment under its revolving credit facility of $500,000.

SUBSEQUENT EVENTS

        In January 2017, CSC Holdings borrowed $225,000 under its revolving credit facility and in February 2017, made a repayment of $175,000 with cash on hand.

        On March 15, 2017, CSC Holdings priced $3,000,000 of 8.25-year senior secured term loans with institutional investors. The new senior secured term loans will bear interest at 2.25% over LIBO rate. The closing of the new financing is subject to closing conditions and the proceeds will be used to refinance the entire $2,500,000 principal amount of loans under CSC Holdings Term Credit Facility that matures in October 2024 and redeem $500,000 of the 8.625% Senior Notes due September 2017 issued by Cablevision.

        On March 15, 2017, Altice US Finance I Corporation priced $1,265,000 of 8.25-year senior secured term loans with institutional investors. The new senior secured term loans will bear interest at 2.25% over LIBO rate. The closing of the new financing is subject to closing conditions and the proceeds will be used to refinance the $815,000 principal amount of loans under the term loan facility that matures in January 2025 and redeem $450,000 of the 2020 Notes.

        In April 2017, the Company made a cash distribution of $169,950 to the Company's stockholders.